Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Depreciation rates used for property, plant and equipment
The depreciation rates used for each class of depreciable assets are:

Class of Property, plant and equipment	Depreciation rate
Office equipment	10 – 50%

	June 30,
	2024	2023

	(In thousands of US Dollars)
Cost: Office equipment
Opening Balance at July 1	63	38
Additions	53	27
Disposals	(7)	—
Exchange differences	3	(2)
Closing Balance at June 30	112	63
Accumulated depreciation: Office equipment
Opening Balance at July 1	(33)	(19)
Depreciation expense	(23)	(15)
Disposals	6	—
Exchange differences	—	1
Closing Balance at June 30	(50)	(33)

Net book value as of June 30	62	30

New standards and amendments	New standards and amendments — applicable July 1, 2023
In the current year, Vast has applied a number of amendments to Accounting Standards and Interpretations issued by the International Financial Reporting Standards (IFRS) that are effective for an annual period that begins on or after July 1, 2023. Unless otherwise stated below, their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

Title	Key requirements	Effective date for reporting periods beginning after
IFRS 17, 'Insurance contracts' as amended in December 2021
IFRS 17 Insurance Contracts is a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. IFRS 17 replaces IFRS 4 Insurance Contracts; IFRS
17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entity that issues them, as well as certain guarantees and financial instruments with discretionary participation features.

The overall objective of IFRS 17 is to provide a comprehensive accounting model for insurance contracts that is more useful and consistent for insurers,covering all relevant accounting aspects. IFRS 17 is based on a general model, supplemented by:
• A specific adaptation for contracts with direct participation features (the variable fee approach)
• A simplified approach (the premium allocation approach) mainly for short-duration contracts

The new standard had no impact on Vast’s consolidated financial statements.
January 1, 2023

Forthcoming requirements	Forthcoming requirements
The following standards and interpretations apply for the first time to financial reporting periods commencing on or after December 31, 2023. The Company does not plan to adopt these standards early. Application is not expected to result in material changes to Vast’s future financial reports, however the quantitative effects of adopting these standards has not yet been determined.

Title	Key requirements	Effective date
Lack of exchangeability – Amendments to IAS 21
The amendment to IAS 21 specifies how an entity should assess whether a currency is exchangeable and how it should
determine a spot exchange rate when exchangeability is
lacking.
A currency is considered to be exchangeable into another
currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative
delay and through a market or exchange mechanism in which
an exchange transaction would create enforceable rights and
obligations.
If a currency is not exchangeable into another currency, an
entity is required to estimate the spot exchange rate at the measurement date. An entity’s objective in estimating the
spot exchange rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement
date between market participants under prevailing economic
conditions. The amendments note that an entity can use an
observable exchange rate without adjustment or another
estimation technique.
January 1, 2025

Disclosures: Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7
The amendments specify disclosure requirements to enhance
the current requirements, which are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The amendments require an entity to provide information
about the impact of supplier finance arrangements on liabilities and cash flows, including terms and conditions of those
arrangements, quantitative information on liabilities related to those arrangements as at the beginning and end of the
reporting period and the type and effect of non-cash changes in the carrying amounts of those arrangements. The information
on those arrangements is required to be aggregated unless
the individual arrangements have dissimilar or unique terms
and conditions. In the context of quantitative liquidity risk disclosures required by IFRS 7, supplier finance arrangements are included as an example of other factors that might be
relevant to disclose.
The adoption of this amendment is expected to have no effect for Vast.
January 1, 2024

Lease Liability in a Sale and Leaseback – (Amendments to IFRS 16)
The amendment clarifies how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale.
The adoption of this amendment is expected to have no effect for Vast..
January 1, 2024

Title	Key requirements	Effective date
Classification of Liabilities as Current or Non-current – Amendments to IAS 1
The amendment of of IAS 1 specify the requirements for classifying liabilities as current or non-current. The amendments clarify:
• What is meant by a right to defer settlement
• That a right to defer must exist at the end of the reporting period
• That classification is unaffected by the likelihood that an entity will exercise its deferral right
• That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
In addition, a requirement has been introduced whereby an entity must disclose when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months.

The adoption of this amendment is expected to have no effect for Vast..
January 1, 2024

Non-current Liabilities with Covenants – (Amendments to IAS 1)
The amendment clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability.
The adoption of this amendment is expected to have no effect for Vast.
January 1, 2024

International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12
The amendments to IAS 12 have been introduced in response to the OECD’s BEPS Pillar Two rules and include:
• A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and
• Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.
Vast was not impacted by the Pillar Two rules given the consolidated revenue threshold was not met and therefore no specific disclosures have been included in these financial statements.
January 1, 2023

Title	Key requirements	Effective date

Sale or contribution of assets between an investor and its associate or joint venture – Amendments to IFRS 10 and IAS 28
The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures.
The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations).
Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognised by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.
n/a**
______________________________________________________________
**In December 2015 the IASB decided to defer the application date of this amendment until such time as the IASB has finalised its research project on the equity method.